CONSOLIDATED BALANCE SHEETS (HKD) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012
Current assets
Cash and cash equivalents	528,527	348,901	309,862	199,818
Trade receivables, net of allowances for doubtful accounts of HK$nil, HK$nil, HK$nil and HK$nil as of April 30, 2012 and December 31, 2012 and 2013 and 2014, respectively	278,553	269,419	257,299	282,869
Inventories (note 3)	96,030	107,058	97,467	128,387
Deposits, prepayment and other receivables (note 4)	50,204	28,139	35,471	20,514
Total current assets	953,314	753,517	700,099	631,588
Property, plant and equipment, net (note 5)	283,500	364,149	440,383	524,137
Prepaid lease payments, net (note 6)	19,692	22,167	23,719	24,753
Other assets	0	2,325	14,503	12,813
Deferred tax assets (note 10)	14,212	12,225	0	0
Intangible assets	438	438	438	438
Total assets	1,271,156	1,154,821	1,179,142	1,193,729
Current liabilities
Bank borrowings (note 7)	21,429	37,782	96,892	156,866
Capital lease obligations (note 8)	0	0	0	303
Trade payables	125,854	105,428	151,436	121,964
Other payables and accruals (note 9)	103,576	116,608	115,715	115,109
Tax payable	58,736	41,389	25,225	72,936
Total current liabilities	309,595	301,207	389,268	467,178
Borrowings	28,571	50,000	0	0
Deferred tax liabilities (note 10)	0	0	11,629	14,504
Total liabilities	338,166	351,207	400,897	481,682
Commitments and contingencies (note 12)	0	0	0	0
Shareholders' equity
Ordinary shares (U.S.$0.001 par value; 100,000,000 authorized, 14,352,903, 14,292,228, 12,938,128 and 12,938,128 shares issued and outstanding as of April 30, 2012 and December 31, 2012 and 2013 and 2014, respectively)	101	101	112	112
Additional paid-in capital	26,049	26,455	85,332	77,967
Accumulated other comprehensive income	10,137	17,901	14,524	15,514
Retained earnings	896,703	759,157	678,277	618,454
Total shareholders' equity	932,990	803,614	778,245	712,047
Total liabilities and shareholders' equity	1,271,156	1,154,821	1,179,142	1,193,729